FAIR VALUE MEASUREMENTS - Assets and liabilities measured (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Available-for-sale debt securities	¥ 45,773
Derivative financial instruments	6,768	$ 927
Assets measured at fair value on recurring basis	52,541		¥ 356,820
Liabilities measured at fair value on recurring basis	1,897,738		5,971,887
Short-term investments - Wealth management product
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value on recurring basis			356,820
2026 Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities measured at fair value on recurring basis			4,196,500
2027 Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities measured at fair value on recurring basis	1,897,738		1,586,681
Derivative liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities measured at fair value on recurring basis			188,706
Quoted prices in active markets for identical assets and liabilities (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities measured at fair value on recurring basis			4,196,500
Quoted prices in active markets for identical assets and liabilities (Level 1) | 2026 Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities measured at fair value on recurring basis			4,196,500
Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Derivative financial instruments	6,768
Assets measured at fair value on recurring basis	6,768		356,820
Significant other observable inputs (Level 2) | Short-term investments - Wealth management product
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value on recurring basis			356,820
Unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Available-for-sale debt securities	45,773
Assets measured at fair value on recurring basis	45,773
Liabilities measured at fair value on recurring basis	1,897,738		1,775,387
Unobservable inputs (Level 3) | 2027 Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities measured at fair value on recurring basis	¥ 1,897,738		1,586,681
Unobservable inputs (Level 3) | Derivative liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities measured at fair value on recurring basis			¥ 188,706